File No. 333-163310

As filed with the SEC on November 24, 2009
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 1
(Check appropriate box or boxes)

FEDERATED MDT SERIES
(Exact Name of Registrant as Specified in Charter)

1-800-341-7400
(Area Code and Telephone Number)
4000 Ericsson Drive, Warrendale,
Pennsylvania 15086-7561
(Address of Principal Executive Offices)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

Copies to:

Jennifer Eck, Esquire
Dickstein Shapiro LLP
1825 Eye Street
Washington, DC  20006

Acquisition of the assets of

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND
a portfolio of Federated MDT Series

By and in exchange for Class A Shares, Class C Shares and Institutional Shares of

FEDERATED MDT ALL CAP CORE FUND
a portfolio of Federated MDT Series

Approximate Date of Proposed Public Offering: As soon as
practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A Shares, Class C Shares and Institutional  Shares without par value, of Federated MDT All Cap Core Fund

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Exhibit 17.2
PROXY CARD FOR

Federated MDT Tax Aware/All Cap Core Fund
A portfolio of Federated MDT Series

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON MARCH 5, 2010

John Q. Shareholder
60 E. 42nd Street
New York, NY 10165
KNOW ALL PERSONS BY THESE PRESENTS that the undersigned shareholders of the Federated MDT Tax Aware/All Cap Core Fund (the "Fund"), a portfolio of Federated MDT Series  (the "Trust"), hereby appoint Todd Zerega, Sarah Eddy, Joseph W. Kulbacki, Maureen Ferguson and Tara Raposa or any one of them, with the power of substitution of each, to vote all shares of the Fund which the undersigned is entitled to vote at the Special Meeting of Shareholders (the “Special Meeting”) to be held on March 5, 2010 at 4000 Ericsson Drive, Warrendale, Pennsylvania, 15086-7561, at 2:00 p.m. (Eastern Time), and at any adjournment thereof. The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot. If this proxy is executed and returned in time and no choice is indicated as to an item, this proxy will be voted affirmatively on such matter. Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting or any adjournment thereof.

QUESTIONS ABOUT THIS PROXY?   Should you have any questions about the proxy materials or regarding how to vote your shares, please contact our proxy information line toll-free at 1-866-521-4192.  Representatives are available Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Important Notice Regarding the Availability of Proxy Materials for the Federated MDT Tax Aware/All Cap Core Fund Shareholder Meeting to Be Held on March 5, 2010

The proxy statement for this meeting is available at: www.proxyonline.com/docs/mdttaxaware.pdf

PLEASE FOLD HERE AND RETURN THE ENTIRE CARD – DO NOT DETACH

Federated MDT Tax Aware/All Cap Core Fund

Proxy for Special Meeting of Shareholders — March 5, 2010

Please see the instructions below if you wish to vote by PHONE, MAIL or via the INTERNET.

CALL:
To vote your proxy by phone, call toll-free 1-866-521-4192 and provide the control number found on the reverse side of this proxy card.  Representatives are available Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

LOG-ON:	To vote via the Internet, go to www.proxyonline.com and enter the control number found on the reverse side of this proxy card.

MAIL:	To vote your proxy by mail, check the appropriate voting box on the reverse side of this proxy card, sign and date the card and return it in the enclosed postage-paid envelope.

NOTE: Please sign this proxy exactly as your name appears on the books of the Trust. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

Shareholder sign here                                                      Date

Joint owner sign here                                                      Date

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY.  EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

Federated MDT Tax Aware/All Cap Core Fund
    CONTROL NUMBER

  123456789123

WE NEED YOUR PROXY VOTE AS SOON AS POSSIBLE.   YOUR PROMPT ATTENTION WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

Remember to sign and date the reverse side before mailing in your vote.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE FEDERATED MDT SERIES. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL.

PLEASE FOLD HERE AND RETURN THE ENTIRE CARD – DO NOT DETACH
TO VOTE, MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example: ■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

1.
PROPOSAL: For shareholders of the Federated MDT Tax Aware/All Cap Core Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT All Cap Core Fund would acquire the assets of the Federated MDT Tax Aware/All Cap Core Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of the Federated MDT All Cap Core Fund to be distributed pro rata by the Federated MDT Tax Aware/All Cap Core Fund to shareholders of its Class A Shares, Class C Shares and Institutional Shares, respectively, in complete liquidation and dissolution/termination of the Federated MD Tax Aware/All Cap Core Fund.  As a result of the reorganization, each shareholder of Federated MDT Tax Aware/All Cap Core Fund will become a shareholder in corresponding shares of the Federated MDT All Cap Core Fund.

To vote the proxy, please use the boxes below.
FOR	AGAINST	ABSTAIN
□	□	□

PART C.	OTHER INFORMATION.

Item 15                   Indemnification:

The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, by virtue of his being or having been a Trustee or officer of the Trust or his serving or having served as a trustee, director, officer, partner, or fiduciary of another trust, corporation, partnership, joint venture, or other enterprise at the request of the Trust, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct").

Item 16.	Exhibits:

1.1	Conformed copy of Declaration of Trust of the
Registrant; (1)
1.2	Conformed copy of Amendment No. 1 of the Declaration of Trust(5)
1.3	Conformed copy of Amendment No. 1 of the Declaration of Trust(6)
1.4	Conformed copy of Amendment No. 1 of the Declaration of Trust(8)
2.	Copy of By-Laws of the Registrant; (1)
3.	Not Applicable
4.	Forms of Agreement and Plans of Reorganization are filed herewith as Exhibit A to the Proxy Statement/Prospectus
5.1	Not Applicable
6.1	Form of Investment Advisory Contract of the Registrant; (2)
6.2	Conformed copy of Investment Advisory Contract Letter Agreement; (4)
6.3	Conformed copy of Investment Advisory Contract on behalf of the Registrant which includes Exhibits A through H; (5)
6.4	Conformed copy of Exhibit I to the Investment Advisory Contract; (8)
7.1                      Conformed copy of Distributor’s Contract of the Registrant; (3)
7.2	Conformed copy of Distributor’s Contract of the Registrant with Exhibits A through D; (5)
7.3                      Conformed copy of Distributor’s Contract for Class B Shares ofthe Registrant; (5)
7.4	Conformed copy of Exhibits E through H of the Distributor’s Contract; (8)
7.5	Conformed copy of Amendment 1 to Exhibit B of the Registrant’s Distributor’s Contract; (8)
8.	Not Applicable
9.1	Conformed copy of Custodian Agreement of the Registrant; (3)
9.2	Conformed copy of Custodian Schedule; (3)
9.3	Conformed copy of Custodian Schedule; (5)
9.4	Conformed copy of Custodian Agreement Exhibit 1 (revised as
of 6/22/07; (6)
10.1                      Conformed copy of Distribution Plan of the Registrant;(3)
10.2                      Conformed copy of Distribution Plan with Exhibits A through Dattached; ; (5)
10.3	Conformed copy of Distribution Plan of the Registrant for Class B Shares; (5)
10.4	Conformed copy of Exhibits D, E and F of the Distribution Plan of the Registrant; (8)
10.5	Conformed copy of Amendment 1 to Exhibit A to the Distribution
Plan of the Registrant; (8)
11.1	Form of Opinion and Consent of Counsel as to legality of Shares being issued; (11)
12.1	Form of Opinion regarding tax consequences of Reorganization of Federated MDT Tax Aware/All Cap Core Fund; (11)
13.1
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);

13.2	Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services with Exhibit 1 and Amendments 1 through 4 attached;; (5)
13.3	The Registrant hereby incorporates
the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(viii)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006 (File Nos. 33-60411 and 811-07309);

13.4	Conformed copy of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company including First Amendment and Schedule A; (5)
13.5                      The Registrant hereby incorporates by reference the conformedcopy of Amendment No. 3 to the Agreement for AdministrativeServices between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);

13.6	Conformed copy of Financial Administration and Accounting Services Agreement between Registrant and State Street Bank and Trust Company; (5)
13.7                      Conformed copy of Amended and Restated Services Agreement betweenRegistrant and Federated Shareholder Services Company; (5)
13.8	Conformed copy of Principal Shareholder Services Agreement between Registrant and Federated Securities Corp.; (5)
13.9	Conformed copy of Shareholder Services Agreement between Registrant and Federated Shareholder Services Company; (5)
13.10	Copy of revised Exhibit 1 to the Agreement for Administrative Services; (8)
13.11	Copy of revised Exhibit A to the Financial Administration and Accounting Services Agreement; (8)
13.12	Copy of the revised Schedule A to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company; (8)
13.13                                Copy of Amendment to Transfer Agency and Service Agreement between State Street Bank and the Registrant with revised Schedule A; (30)

14.1	Conformed copy of Consent of Independent Auditors for MDT Series;(11)
15.	Not Applicable
16.1	Conformed copy of Unanimous Consent of Trustees for Power of Attorney (11)
16.2	Conformed copy of Power of Attorney of the Registrant(11)
17.1	Form of Proxy (11)
17.2	Form of Ballot (+)
+	Exhibit is being filed electronically with registration statement; indicate by footnote

1	Initial Registration Statement filed May 25, 2006.
2	Pre-effective Amendment No. 1 filed July 27, 2006.
3	Pre-effective Amendment No. 2 filed August 8, 2006.
4	PEA No. 1 filed November 29, 2006
5	PEA No. 3 filed March 28, 2007
6	PEA No. 4 filed September 28, 2007
7	PEA No. 5 filed December 17, 2007
8	PEA No. 7 filed February 22, 2008
9	PEA No. 8 filed September 29, 2008
10	PEA No. 9 filed September 28, 2009
11	Initial Registration Statement filed November 24, 2009

Item 17.	Undertakings

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED MDT Series, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 14th day of January, 2010.

FEDERATED MDT SERIES

By: /s/ Todd P. Zerega
Todd P. Zerega, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                                                            TITLE                                                     DATE

By:           /s/ Todd P. Zerega                                               Attorney In Fact                                                January 14, 2010
Todd P. Zerega                                                      For the Persons
ASSISTANT SECRETARY                                 Listed Below

NAME                                                                            TITLE

John F. Donahue*                                                                 Trustee

J. Christopher Donahue*                                                      President and Trustee
(Principal Executive Officer)

Richard A. Novak*                                                                        Treasurer
(Principal Financial Officer)
John T. Conroy, Jr.*                                                                        Trustee

Nicholas P. Constantakis*                                                                        Trustee

Maureen Lally-Green                                                                        Trustee

John F. Cunningham*                                                                        Trustee

Peter E. Madden*                                                                        Trustee

Charles F. Mansfield, Jr.*                                                                        Trustee

R. James Nicholson                                                                        Trustee

Thomas M. O’Neil*                                                                        Trustee

John S. Walsh*                                                                        Trustee

James F. Will*                                                                        Trustee
* By Power of Attorney